Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)			12 Months Ended							12 Months Ended
	Dec. 31, 2011		Dec. 31, 2011 Businesses		May 08, 2011 Businesses	Dec. 31, 2012 Licenses		Dec. 31, 2011 Licenses		Dec. 31, 2012 Licenses 700 MHz Agreement 1	Dec. 31, 2012 Licenses 700 MHz Agreement 2
Acquisitions, divestitures and exchanges
Licenses	$ 19,998,000		$ 15,592,000	[1],[2]		$ 122,690,000		$ 4,406,000		$ 34,000,000	$ 57,700,000
Intangible assets subject to amortization	2,252,000	[3]	2,252,000	[1],[2],[3]
Net tangible assets (liabilities)	6,728,000		6,728,000	[1],[2]
Purchase price	28,978,000	[4]	24,572,000	[1],[2],[4]		122,690,000	[4]	4,406,000	[4]
Date of acquisition			May 09, 2011							Aug. 15, 2012	Nov. 20, 2012
Acquisition agreement description										On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Cash paid to acquire			24,600,000
Description of acquired entity			On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method. The gain was recorded in Gain (loss) on investment in the Consolidated Statement of Operations in 2011.							On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Fair value equity investment prior to acquisition					25,700,000
Gain on investment, equity investment remeasurement			$ 13,400,000
Ownership interest in equity method investment					49.00%
Valuation technique, noncontrolling interest of acquired entity			an income approach valuation method

[1]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.
[2]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.
[3]	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.
[4]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.